Consolidated income statement - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net sales to third parties		$ 6,763		$ 7,362	$ 7,149
Sales to former parent		0		0	4
Other revenues		70		146	0
Net sales and other revenues		6,833		7,508	7,153
Cost of net sales		(3,830)		(3,719)	(3,961)
Cost of other revenues		(63)		(127)	0
Gross profit		2,940		3,662	3,192
Selling, general & administration		(2,694)		(2,847)	(2,801)
Research & development		(673)		(656)	(587)
Other income		235		55	47
Other expense		(290)		(401)	(99)
Operating (loss)		(482)		(187)	(248)
Interest expense		(124)		(113)	(24)
Other financial income & expense		(29)		(32)	(28)
(Loss) before taxes		(635)		(332)	(300)
Taxes		104		(324)	73
Net (loss)	[1]	$ (531)		$ (656)	$ (227)
(Loss) per share ($)
Basic earnings per share (in dollars per share)		$ (1.09)		$ (1.34)	$ (0.46)
Diluted earnings per share (in dollars per share)		$ (1.09)		$ (1.34)	$ (0.46)
Weighted average number of shares outstanding
Weighted average number of shares outstanding - Basic (in shares)		489.0	[2]	488.2	488.2	[2]
Weighted average number of shares outstanding - Diluted (in shares)	[2]	489.0		488.2	488.2

[1]	For periods prior to the Spin-off "Former parent net investment" and "Equity" were presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	For periods prior to the Spin-off, the denominator for basic and diluted (loss) per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.